Time charter revenues and related contract balances (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Lease revenues, excluding amortization		$ 22,467			$ 44,146
Time charter service revenues, excluding amortization		13,948			28,049
Amortization of above market contract intangibles		(905)		$ (906)	(1,800)		$ (1,801)	$ (3,631)
Amortization of deferred revenue for modifications & drydock		0			0
Other revenue		1,100		0	1,100	[1]	0
Total revenues		36,610	[2]	35,024	71,495	[2]	70,101
Majority held FSRUs [Member]
Lease revenues, excluding amortization		22,467			44,146
Time charter service revenues, excluding amortization		13,948			28,049
Amortization of above market contract intangibles		(905)			(1,800)			(3,631)
Amortization of deferred revenue for modifications & drydock		0			0
Other revenue	[3],[4]	1,100			1,100
Total revenues		36,610	[2]	35,024	71,495	[2]	70,101
Joint venture FSRUs [Member]
Lease revenues, excluding amortization		6,405			12,739
Time charter service revenues, excluding amortization		3,598			7,657
Amortization of above market contract intangibles		0			0			0
Amortization of deferred revenue for modifications & drydock		573			1,176
Other revenue	[3]	0			0
Total revenues		10,576	[2]	10,225	21,572	[2]	21,149
Other [Member]
Lease revenues, excluding amortization		0			0
Time charter service revenues, excluding amortization		0			0
Amortization of above market contract intangibles		0			0			0
Amortization of deferred revenue for modifications & drydock		0			0
Other revenue	[3]	0			0
Total revenues		0	[2]	0	0	[2]	0
Total Segments reporting [Member]
Lease revenues, excluding amortization		28,872			56,885
Time charter service revenues, excluding amortization		17,546			35,706
Amortization of above market contract intangibles		(905)			(1,800)			(3,631)
Amortization of deferred revenue for modifications & drydock		573			1,176
Other revenue	[3]	1,100			1,100
Total revenues		47,186	[2]	$ 45,249	93,067	[2]	$ 91,250
Eliminations [Member]
Lease revenues, excluding amortization	[5]	(6,405)			(12,739)
Time charter service revenues, excluding amortization		(3,598)			(7,657)	[5]
Amortization of above market contract intangibles					0			$ 0
Amortization of deferred revenue for modifications & drydock		(573)	[5]		(1,176)
Other revenue
Total revenues	[2]	$ (10,576)			$ (21,572)

[1]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.
[3]	Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount is expected to be refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4 and 14.
[4]	Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount is expected to be refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.
[5]	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.